Significant accounting policies - Useful lives (Narrative) (Detail)	12 Months Ended
Dec. 31, 2018
Properties, excluding land
Disclosure Of Property Equipment And Software [Line Items]
Maximum useful lives	67 years
IT hardware and communications equipment
Disclosure Of Property Equipment And Software [Line Items]
Maximum useful lives	7 years
Software
Disclosure Of Property Equipment And Software [Line Items]
Maximum useful lives	10 years
Other machines and equipment
Disclosure Of Property Equipment And Software [Line Items]
Maximum useful lives	10 years
Leasehold improvements
Disclosure Of Property Equipment And Software [Line Items]
Maximum useful lives	20 years
UBS AG | Properties, excluding land
Disclosure Of Property Equipment And Software [Line Items]
Maximum useful lives	67 years
UBS AG | IT hardware and communications equipment
Disclosure Of Property Equipment And Software [Line Items]
Maximum useful lives	7 years
UBS AG | Software
Disclosure Of Property Equipment And Software [Line Items]
Maximum useful lives	10 years
UBS AG | Other machines and equipment
Disclosure Of Property Equipment And Software [Line Items]
Maximum useful lives	10 years
UBS AG | Leasehold improvements
Disclosure Of Property Equipment And Software [Line Items]
Maximum useful lives	20 years